Stockholders' Deficit - Additional Information (Details) - USD ($)		3 Months Ended		5 Months Ended	8 Months Ended
	May 07, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, shares authorized		45,000,000			45,000,000	38,500,000	31,718,068
Common stock, shares issued		9,361,526			9,361,526	7,558,601	7,213,730
Common stock, shares outstanding		9,361,526			9,361,526	7,558,601	7,213,730
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation Iii
Class Of Stock [Line Items]
Founder shares percentage				20.00%	20.00%
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0	0	0
Preferred stock, shares outstanding		0	0	0	0
Warrant price per share		$ 11.50			$ 11.50
Warrants, exercise period following business combination				30 days	30 days
Warrants, expiration period		5 years	5 years	5 years	5 years
Number of fractional warrants be issued				0	0
Warrants exercise price percentage				115.00%	115.00%
Public warrants, exercise period following IPO				12 months	12 months
Maximum threshold period for filing registration statement after business combination				15 days	15 days
Change in fair value of warrant liabilities		$ 8,737,362	$ (21,283,334)	$ (21,166,668)	$ (12,429,306)
Decarbonization Plus Acquisition Corporation Iii | Public Warrants
Class Of Stock [Line Items]
Threshold consecutive trading days for redemption of public warrants					20 days
Redemption price per warrant				$ 0.01	$ 0.01
Redemption period				30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders				$ 18.00	$ 18.00
Warrants outstanding		11,666,667	11,666,667	11,666,667	11,666,667
Decarbonization Plus Acquisition Corporation Iii | Private Placement Warrants
Class Of Stock [Line Items]
Threshold consecutive trading days for redemption of public warrants					30 days
Redemption price per warrant				$ 0.10	$ 0.10
Redemption period				30 days	30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders				$ 10.00	$ 10.00
Maximum threshold price of common stock specified to send notice of redemption to the warrant holders				$ 18.00	$ 18.00
Warrants outstanding		6,666,667	6,666,667	6,666,667	6,666,667
Decarbonization Plus Acquisition Corporation Iii | Maximum | Initial Business Combination
Class Of Stock [Line Items]
Business combination issue price		$ 9.20			$ 9.20
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued		0	0	0	0
Common stock, shares outstanding		0	0	0	0
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption		35,000,000	35,000,000	35,000,000	35,000,000
Common shares, votes per share					$ 1
Common stock shares issued, included in temporary equity		35,000,000			35,000,000
Common stock shares outstanding, included in temporary equity		35,000,000			35,000,000
Number of Class A common stock issued upon conversion of each share (in shares)					1
Threshold consecutive trading days for redemption of public warrants					10 days
Number of fractional warrants be issued				0
Redemption period				10 days
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock | Public Warrants
Class Of Stock [Line Items]
Redemption period				30 days
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Warrant price per share		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Decarbonization Plus Acquisition Corporation Iii | Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued		8,750,000	8,750,000	8,750,000	8,750,000
Common stock, shares outstanding		8,750,000	8,750,000	8,750,000	8,750,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation Iii | Founder Shares
Class Of Stock [Line Items]
Number of shares to be forfeited if overallotment option is not exercised				1,312,500	1,312,500
Underwriters' election, number of shares forfeited	1,312,500